Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5. Property and Equipment, Net
Property and equipment, net consisted of the following (dollars in thousands):

	Estimated Useful Life	As of December 31,
	in Years	2022	2021
Laboratory equipment	5	$1,191	$614
Computer equipment	3	73	38

		1,264	652
Less: accumulated depreciation		(374)	(160)

Property and equipment, net		$890	$492

Depreciation expense for the years ended December 31, 2022 and 2021 was $0.2 million and $0.1 million, respectively.